UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                     ---------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                   Date of reporting period: FEBRUARY 29, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 29, 2008 (UNAUDITED)

  SHARES                                              DESCRIPTION                                           VALUE
----------   ---------------------------------------------------------------------------------------    -------------
COMMON STOCKS - 74.2%

             AUSTRALIA - 34.0%
 1,465,911   Asciano Group .........................................................................    $   6,680,621
   330,015   Australian Pipeline Trust .............................................................          974,106
10,050,961   Babcock & Brown Infrastructure Group ..................................................       11,117,556
 1,527,422   Challenger Infrastructure Fund, Class A ...............................................        3,902,762
10,764,340   Envestra Ltd. .........................................................................        7,827,102
   588,148   Hastings Diversified Utilities Fund ...................................................        1,352,692
11,755,101   SP AusNet .............................................................................       13,531,916
 7,940,000   Spark Infrastructure Group ............................................................       12,830,329
 1,914,887   Transurban Group ......................................................................       11,398,083
                                                                                                        -------------
                                                                                                           69,615,167
                                                                                                        -------------

             AUSTRIA - 1.5%
    26,498   Flughafen Wien AG .....................................................................        3,029,887
                                                                                                        -------------

             CANADA - 1.0%
    32,220   Enbridge Inc. .........................................................................        1,327,428
    19,000   TransCanada Corp. .....................................................................          763,282
                                                                                                        -------------
                                                                                                            2,090,710
                                                                                                        -------------
             FRANCE - 0.9%
    15,158   Aeroports de Paris ....................................................................        1,842,825
                                                                                                        -------------

             GERMANY - 2.4%
    64,240   Hamburger Hafen Und Logistik AG (i) ...................................................        5,012,807
                                                                                                        -------------

             ITALY - 8.1%
   828,000   Enel SPA ..............................................................................        8,934,369
 1,785,000   Terna SPA .............................................................................        7,721,023
                                                                                                        -------------
                                                                                                           16,655,392
                                                                                                        -------------

             JAPAN - 2.2%
       358   East Japan Railway Co. ................................................................        2,873,437
   344,155   Tokyo Gas Co. Ltd. ....................................................................        1,543,802
                                                                                                        -------------
                                                                                                            4,417,239
                                                                                                        -------------

             NEW ZEALAND - 3.4%
 3,499,299   Auckland International Airport, Ltd. ..................................................        6,906,880
                                                                                                        -------------

             SPAIN - 5.9%
   179,540   Cintra Concesiones de Infraestructuras de Transporte SA ...............................        2,847,620
    98,261   Enagas SA .............................................................................        2,955,521
   100,000   Red Electrica de Espana ...............................................................        6,238,928
                                                                                                        -------------
                                                                                                           12,042,069
                                                                                                        -------------

              SWITZERLAND - 1.5%
      7,358   Flughafen Zuerich AG .................................................................        3,078,143
                                                                                                        -------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

  SHARES                                               DESCRIPTION                                          VALUE
----------   ---------------------------------------------------------------------------------------    -------------
COMMON STOCKS - (CONTINUED)

             UNITED KINGDOM - 13.3%
   450,329   Pennon Group plc ......................................................................    $   5,701,786
   389,899   Severn Trent plc ......................................................................       10,944,244
   771,994   United Utilities plc ..................................................................       10,571,052
                                                                                                        -------------
                                                                                                           27,217,082
                                                                                                        -------------

             TOTAL COMMON STOCKS ...................................................................      151,908,201
             (Cost $138,116,600)                                                                        -------------

MASTER LIMITED PARTNERSHIPS - 10.2%

             UNITED STATES - 10.2%
    86,113   Amerigas Partners, L.P. ...............................................................        2,802,978
    61,200   Enbridge Energy Partners, L.P. ........................................................        3,058,776
    58,000   Energy Transfer Partners, L.P. ........................................................        2,779,360
   100,050   Enterprise Products Partners, L.P. ....................................................        3,098,549
    54,000   Kinder Morgan Energy Partners, L.P. ...................................................        3,102,840
   106,831   Magellan Midstream Partners, L.P. .....................................................        4,626,851
    27,325   NuStar L.P. ...........................................................................        1,459,428
                                                                                                        -------------

             TOTAL MASTER LIMITED PARTNERSHIPS .....................................................       20,928,782
             (Cost $17,224,310)                                                                         -------------

CANADIAN INCOME TRUSTS - 13.4%
   843,300   Northland Power Income Fund ...........................................................       10,804,179
   585,919   Pembina Pipeline Income Fund ..........................................................       10,102,154
   480,360   The Consumers' Waterheater Income Fund ................................................        6,466,619
                                                                                                        -------------

             TOTAL CANADIAN INCOME TRUSTS ..........................................................       27,372,952
             (Cost $16,601,046)                                                                         -------------

PRINCIPAL                                              RATINGS (b)                          STATED
  VALUE                   DESCRIPTION                  MOODY'S S&P          COUPON       MATURITY (c)       VALUE
----------   -------------------------------------   ---------------   ---------------   ------------   -------------
SENIOR FLOATING-RATE TERM LOAN
   INTERESTS (d) - 37.0%

             BROADCASTING & CABLE TV - 3.9%
             Charter Communications
$3,000,000      Operating, LLC ...................       B1      B+         5.26%          03/06/14         2,633,571
 2,949,964   CSC Holdings, Inc. ..................      Ba1     BB+         6.90%          03/29/13         2,723,060
 3,000,000   UPC Distribution Holding B.V. .......      Ba3      B+         5.01%          12/31/14         2,623,124
                                                                                                        -------------
                                                                                                            7,979,755
                                                                                                        -------------
             ELECTRIC UTILITIES - 7.7%
             Astoria Generating Co.
 1,885,633      Acquisitions, LLC ................       B1     BB-         6.66%          02/23/12         1,753,641
 2,977,500   Calpine Corp. .......................       B2      B+      6.15%-7.71%       03/29/14         2,644,392
 3,979,897   Covanta Energy Corp. ................      Ba2     BB       4.63%-7.067%      02/09/14         3,668,139
 2,780,038   Mirant North America, LLC ...........      Ba2     BB          4.87%          01/03/13         2,612,076
 3,781,352   NRG Energy, Inc. ....................      Ba1     BB       6.48%-6.58%       02/01/13         3,472,828


Page 2          See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

PRINCIPAL                                              RATINGS (b)                          STATED
  VALUE                  DESCRIPTION                   MOODY'S S&P         COUPON       MATURITY (c)       VALUE
----------   -------------------------------------   ---------------   ---------------   ------------   -------------
SENIOR FLOATING-RATE TERM LOAN
   INTERESTS (d) - (CONTINUED)

             ELECTRIC UTILITIES - (CONTINUED)
$1,002,623   Riverside Energy Center, LLC ........      Ba3      B          7.49%          06/24/11     $     978,811
             Rocky Mountain Energy
   627,963      Center, LLC ......................      Ba3      B       7.49%-7.59%       06/24/11           613,049
                                                                                                        -------------
                                                                                                           15,742,936
                                                                                                        -------------

             ENVIRONMENTAL & FACILITIES
                SERVICES - 1.6%
   411,243   EnergySolutions, LLC ................       NR (e) NR (e)   5.37%-7.10%       06/07/13           376,287
 1,641,509   EnergySolutions, LLC ................       NR (e) NR (e)      5.37%          08/09/13         1,501,981
             EnviroSolutions Real Property
 1,500,000      Holdings, Inc. ...................       B2      B          7.16%          07/07/12         1,410,000
                                                                                                        -------------
                                                                                                            3,288,268
                                                                                                        -------------

             HEALTH CARE FACILITIES - 4.9%
 2,970,000   HCA, Inc. ...........................      Ba3     BB          7.08%          11/17/13         2,729,617
 2,922,955   Health Management Associates, Inc. ..      Ba2     BB-         6.58%          02/28/14         2,511,914
 2,464,965   Lifepoint Hospitals, Inc. ...........      Ba2     BB          4.71%          04/15/12         2,244,877
 2,917,501   Select Medical Corp. ................      Ba2     BB-      5.02%-7.00%       02/24/12         2,622,103
                                                                                                        -------------
                                                                                                           10,108,511
                                                                                                        -------------
             HEALTH CARE SERVICES - 1.5%
             CHS/Community Health
 3,229,312      Systems, Inc. ....................      Ba3     BB          5.34%          07/25/14         2,950,516
             CHS/Community Health
   162,413      Systems, Inc. (f) ................      Ba3     BB          0.75% (g)      07/25/14           148,391
                                                                                                        -------------
                                                                                                            3,098,907
                                                                                                        -------------

             INDEPENDENT POWER PRODUCERS & ENERGY
                TRADERS - 5.5%
 1,931,424   Bicent Power, LLC ...................      Ba3     BB-         6.83%          06/30/14         1,781,739
   956,655   Coleto Creek Power, L.P. ............       B1     BB-        7.58%-7.95%     06/28/13           837,073
 3,000,000   Dynegy Holdings, Inc. ...............      Ba1     BB-         4.76%          04/12/13         2,688,000
 1,066,667   Longview Power, LLC .................      Ba3     BB         7.13%-7.25%     02/28/14           961,779
   933,333   Longview Power, LLC (f) .............      Ba3     BB     1.00% (g)-7.13%     02/28/14           841,557
             Northern Star Holdings II LLC
 2,185,813      and NSG Holdings II LLC ..........      Ba2     BB          6.56%          06/15/14         1,934,444
             Texas Competitive Electric
 2,493,750      Holdings Company, LLC ............      Ba3      B+       6.48%-6.60%      10/10/14         2,274,129
                                                                                                        -------------
                                                                                                           11,318,721
                                                                                                        -------------

             MANAGED HEALTH CARE - 2.6%
 2,270,198   IASIS Healthcare Corp. ..............      Ba2      B+      5.01%-6.83%       03/15/14         1,975,073
   715,838   IASIS Healthcare Corp. (f) ..........      Ba2      B+    1.00% (g)-7.15%     03/15/14           622,778
 2,950,361   Vanguard Health Systems, Inc. .......      Ba3      B+         5.37%          09/23/11         2,721,708
                                                                                                        -------------
                                                                                                            5,319,559
                                                                                                        -------------

             MULTI-UTILITIES - 1.3%
 3,000,000   KGEN, LLC ...........................      Ba3     BB          6.63%          02/08/14         2,587,501
                                                                                                        -------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

PRINCIPAL                                              RATINGS (b)                          STATED
  VALUE                  DESCRIPTION                   MOODY'S S&P        COUPON        MATURITY (c)       VALUE
----------   -------------------------------------   ---------------   ---------------   ------------   -------------
SENIOR FLOATING-RATE TERM LOAN
   INTERESTS (d) - (CONTINUED)

             OIL & GAS EQUIPMENT & SERVICES - 0.7%
$1,623,209   Targa Resources, Inc. ...............       Ba3     B+      6.83%-6.91%       10/31/12     $   1,512,828
                                                                                                        -------------

             OIL & GAS EXPLORATION &
                PRODUCTION - 2.0%
 1,804,085   Plains Resources, Inc. ..............       Ba2    BB          4.63%          08/12/11         1,691,329
 2,420,258   SemCrude, L.P. ......................       Ba2    NR          5.12%          03/16/11         2,311,347
                                                                                                        -------------
                                                                                                            4,002,676
                                                                                                        -------------

             OIL & GAS REFINING, MARKETING &
                TRANSPORTATION - 1.4%
 3,000,000   Energy Transfer Equity, L.P. ........       Ba2    NR          4.88%          02/08/12         2,799,999
                                                                                                        -------------

             PUBLISHING - 0.4%
   980,000   Quebecor Media, Inc. ................        B1     B          6.26%          01/17/13           891,800
                                                                                                        -------------

             RAILROADS - 1.4%
 3,000,000   Railamerica Transportation Corp. ....        NR    NR          5.32%          08/14/08         2,805,000
                                                                                                        -------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.1%
 2,481,250   Crown Castle Operating Co. ..........       Ba3    BB+         6.33%          01/09/14         2,241,100
 2,089,500   Windstream Corp. ....................      Baa3   BBB          5.50%          07/17/13         1,993,515
                                                                                                        -------------
                                                                                                            4,234,615
                                                                                                        -------------

             TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d) ....................................       75,691,076
             (Cost $82,836,527)                                                                         -------------

PRINCIPAL                                                                                   STATED
  VALUE                  DESCRIPTION                                       COUPON          MATURITY         VALUE
----------   -------------------------------------------------------   ---------------   ------------   -------------
SHORT TERM INVESTMENTS - 4.4%
             COMMERCIAL PAPER - 4.4%
 9,000,000   Elysian Funding LLC .................                          3.50%          03/03/08         8,998,250
                                                                                                        -------------

             TOTAL SHORT TERM INVESTMENTS ..........................................................        8,998,250
             (Cost $8,998,250)                                                                          -------------

PRINCIPAL
  VALUE                  DESCRIPTION                                                                        VALUE
----------   ----------------------------------------------------------------------------------------   -------------
REPURCHASE AGREEMENTS - 2.1%

4,300,000    Agreement with Deutsche Bank, 3.00%, dated 02/29/08 to be repurchased at $4,301,075 on 03/03/08, collateralized by $4,240,000 Federal National
               Mortgage Association, 5.625% due 06/29/12 (Value $4,386,000) ........................        4,300,000
                                                                                                        -------------

             TOTAL REPURCHASE AGREEMENTS ...........................................................        4,300,000
             (Cost $4,300,000)                                                                          -------------

             TOTAL INVESTMENTS - 141.3% ............................................................      289,199,261
             (Cost $268,076,733) (h)

             LOAN OUTSTANDING - (41.5)% ............................................................      (85,000,000)
             NET OTHER ASSETS AND LIABILITIES - 0.2%  ..............................................          476,413
                                                                                                        -------------
             NET ASSETS - 100.0% ...................................................................    $ 204,675,674
                                                                                                        =============


Page 4          See Notes to Quarterly Portfolio of Investments.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.

(e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(f)   Delayed Draw Loan (Note 1D)

(g)   Represents commitment fee rate on delayed draw loans.

(h)   Aggregate cost for federal income tax and financial reporting purposes.

(i) The security was purchased by the Fund in its initial public offering on November 2, 2007. As of February 29, 2008, this security had not paid a distribution; however, on March 31, 2008, it declared a distribution that will be payable on June 13, 2008, to shareholders of record on June 12, 2008.

NR    Not Rated


                See Notes to Quarterly Portfolio of Investments.          Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 29, 2008 (UNAUDITED)

INDUSTRY DIVERSIFICATION (a)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Senior-Secured Loans             26.2%
Electric Utilities               16.4%
Gas Utilities                    15.6%
Transportation Infrastructure    15.1%
Water Utilities                   9.4%
Multi-Utilities                   4.9%
Cash/Cash Equivalents             4.6%
Power Generation                  3.7%
Diversified Consumer Services     3.6%
Energy Equipment & Serices        0.5%

COUNTRY DIVERSIFICATION (a) (b)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Senior-Secured Loans             26.2% (b)
Australia                        24.1%
Canada                           10.2%
United Kingdom                    9.4%
United States                     7.2%
Italy                             5.8%
Cash/Cash Equivalents             4.6%
Spain                             4.2%
New Zealand                       2.4%
France                            0.6%
Austria                           1.0%
Switzerland                       1.1%
Japan                             1.5%
Germany                           1.7%

(a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

(b) The Senior Secured Loans are composed of 98.8% United States loans and 1.2% Canadian loans.


Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

      o     Level 1 - quoted prices in active markets for identical securities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of February 29, 2008 is as follows:

VALUATION INPUTS                                     INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS (a)
--------------------------------------------------   -------------------------    ------------------------------
Level 1 - Quoted Prices ..........................        $ 200,209,935                        $ --
Level 2 - Other Significant Observable Inputs ....           88,989,326                          --
Level 3 - Significant Unobservable Inputs ........                   --                          --
                                                          -------------                        ----
TOTAL ............................................        $ 289,199,261                        $ --
                                                          -------------                        ----

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. As of February 29, 2008 the Fund does not have any derivative instruments.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including risk of possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At February 29, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $444,531 as of February 29, 2008. The Fund is obligated to fund these loan commitments at the borrower's discretion.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          FEBRUARY 29, 2008 (UNAUDITED)

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of February 29, 2008, the aggregate gross unrealized appreciation of all securities in which there was an excess of value over tax cost was $38,129,552 and the aggregate gross unrealized depreciation of all securities in which there was an excess of tax cost over value was $17,007,024.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                APRIL 21, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                APRIL 21, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date                                APRIL 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.